Goodwill And Intangible Assets - Summary of Changes In Carrying Amount of Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Intangible Assets And Goodwill [Abstract]
Carrying value at the beginning	$ 832	$ 699
Goodwill on acquisition		102
Translation differences	(15)	31
Carrying value at the end	$ 817	$ 832